April 28, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

    RE: Insured  Municipals  Income Trust and Investors'  Quality  Tax-
        Exempt Trust, Multi-Series 270
        File No. 333-00553     CIK #896930

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on April 25, 2005.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.